Financial Instruments - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Marketable interest rate	10.00%
Government bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity date	2019-05
Bottom of range [member] | Government bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument interest rate	6.70%
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Loans to legal entities due date	10 years
Top of range [member] | Government bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument interest rate	7.50%